Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred revenue

	2025	2024

Deferred revenues	765,711	839,867

Prepaid services(i)	130,783	172,824
Anticipated revenues	31,058	35,510
Deferred revenues on sale of towers(ii)	518,445	572,540
Contract liabilities(iii)	85,425	58,993

Current portion	(259,527)	(280,422)
Non-current portion	506,184	559,445

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.

(ii)	Referring to the amount of revenue to be appropriated by the sale of the towers (note 17).

(iii)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

Schedule of contractual assets and liabilities

	2025	2024

Contractual assets (Note 6)	25,898	24,027
Contractual liabilities	(85,425)	(58,993)

Schedule of main changes during the fiscal year

Contractual assets (liabilities)

Balance on January 1, 2025	(34,966)
Additions	(53,353)
Write-offs	28,792
Balance on December 31, 2025	(59,527)

Schedule of balances of contractual assets and liabilities are expected to be realized

	2026	2027
Contractual assets (liabilities)	(43,214)	(16,313)